Transamerica JPMorgan Asset Allocation - Moderate VP

SCHEDULE OF INVESTMENTS
At March 31, 2025
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.2%
International Alternative Funds - 1.2%
Transamerica Global Allocation Liquidating Trust (A)(B)(C)(D)	6,235	$ 7,038
Transamerica Strategic Income (C)	6,372,627	55,123,224
		55,130,262
International Equity Funds - 14.0%
Transamerica BlackRock Real Estate Securities VP (C)	9,998,196	97,582,395
Transamerica Emerging Markets Equity (C)	1,765,243	14,898,653
Transamerica International Equity (C)	8,257,804	183,901,290
Transamerica International Focus (C)	31,568,445	203,932,154
Transamerica International Small Cap Value (C)	9,591,940	145,126,054
		645,440,546
International Mixed Allocation Fund - 16.0%
Transamerica Aegon Bond VP (C)	76,421,892	741,292,352
U.S. Equity Funds - 39.3%
Transamerica Janus Mid-Cap Growth VP (C)	424,569	13,365,443
Transamerica JPMorgan Enhanced Index VP (C)	33,804,706	919,488,010
Transamerica Large Cap Value (C)	23,457,132	342,943,270
Transamerica Mid Cap Growth (C)	59,975	559,569
Transamerica Mid Cap Value Opportunities (C)	1,283,269	13,923,463
Transamerica Small Cap Value (C)	37,101	166,582
Transamerica T. Rowe Price Small Cap VP (C)	53,834	613,165
Transamerica WMC US Growth VP (C)	14,058,805	526,924,011
		1,817,983,513
U.S. Fixed Income Funds - 27.7%
Transamerica Core Bond (C)	61,133,280	524,523,545
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Floating Rate (C)	6,029,956	$ 53,847,506
Transamerica High Yield Bond (C)	54,114,517	436,163,004
Transamerica Long Credit (C)	28,298,483	264,873,803
		1,279,407,858
Total Investment Companies (Cost $4,293,444,735)		4,539,254,531

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 1.4%
U.S. Treasury - 1.4%
U.S. Treasury Notes
4.25%, 01/31/2026 (E)	$ 64,732,800	64,797,533
Total U.S. Government Obligation (Cost $64,731,385)		64,797,533
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 1.80% (F), dated 03/31/2025, to be repurchased at $29,102,310 on 04/01/2025. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2026, and with a value of $29,683,086.	29,100,855	29,100,855
Total Repurchase Agreement (Cost $29,100,855)		29,100,855
Total Investments (Cost $4,387,276,975)		4,633,152,919
Net Other Assets (Liabilities) - (0.2)%		(8,884,919)
Net Assets - 100.0%		$ 4,624,268,000
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Notes	3,287	06/30/2025	$354,540,144	$355,509,594	$969,450	$—
10-Year U.S. Treasury Notes	689	06/18/2025	76,345,618	76,629,718	284,100	—
30-Year U.S. Treasury Bonds	124	06/18/2025	14,553,876	14,542,875	—	(11,001)
CAD Currency	95	06/17/2025	6,585,771	6,633,850	48,079	—
E-Mini Russell 2000® Index	700	06/20/2025	73,009,264	70,948,500	—	(2,060,764)
Euro-BTP Italy Government Bonds	3,103	06/06/2025	400,765,837	394,311,672	—	(6,454,165)
Hong Kong Hang Seng Index	562	04/29/2025	85,197,330	83,641,506	—	(1,555,824)
JPY Currency	1,356	06/16/2025	116,091,764	113,887,050	—	(2,204,714)
MSCI EAFE Index	291	06/20/2025	36,401,250	35,157,165	—	(1,244,085)
MSCI Emerging Markets Index	5,284	06/20/2025	303,930,766	293,473,360	—	(10,457,406)
S&P Midcap 400® E-Mini Index	286	06/20/2025	85,211,449	84,043,960	—	(1,167,489)
S&P/TSX 60 Index	34	06/19/2025	7,030,650	7,076,669	46,019	—
TOPIX Index	680	06/12/2025	118,374,578	120,685,379	2,310,801	—
Total					$3,658,449	$(25,155,448)
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Moderate VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
FUTURES CONTRACTS (continued):

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Ultra Notes	(457)	06/18/2025	$(51,543,642)	$(52,155,125)	$—	$(611,483)
CHF Currency	(435)	06/16/2025	(62,539,105)	(62,025,563)	513,542	—
EUR Currency	(119)	06/16/2025	(16,313,930)	(16,157,225)	156,705	—
EURO STOXX 50® Index	(542)	06/20/2025	(31,895,941)	(30,410,883)	1,485,058	—
S&P 500® E-Mini Index	(1,108)	06/20/2025	(317,490,690)	(313,190,050)	4,300,640	—
S&P/ASX 200 Index	(181)	06/19/2025	(22,376,213)	(22,271,795)	104,418	—
Total					$6,560,363	$(611,483)
Total Futures Contracts					$10,218,812	$(25,766,931)
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$4,539,247,493	$—	$—	$4,539,247,493
U.S. Government Obligation	—	64,797,533	—	64,797,533
Repurchase Agreement	—	29,100,855	—	29,100,855
Total	$4,539,247,493	$93,898,388	$—	$4,633,145,881
Investment Companies Measured at Net Asset Value (B)				7,038
Total Investments				$4,633,152,919
Other Financial Instruments
Futures Contracts (H)	$10,218,812	$—	$—	$10,218,812
Total Other Financial Instruments	$10,218,812	$—	$—	$10,218,812
LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(25,766,931)	$—	$—	$(25,766,931)
Total Other Financial Instruments	$(25,766,931)	$—	$—	$(25,766,931)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the
Schedule of Investments.

(C)
Affiliated investment in the Class I2 shares of funds within Transamerica Funds, and a liquidating trust of a former Transamerica Fund and/or affiliated investment in the Initial Class shares of funds within Transamerica Series Trust. The Portfolio’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2025	Shares as of March 31, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon Bond VP	$779,144,950	$—	$(55,333,584)	$610,506	$16,870,480	$741,292,352	76,421,892	$—	$—
Transamerica BlackRock Real Estate Securities VP	96,382,612	—	—	—	1,199,783	97,582,395	9,998,196	—	—
Transamerica Core Bond	566,787,495	5,852,783	(55,242,258)	(2,484,257)	9,609,782	524,523,545	61,133,280	5,852,783	—
Transamerica Emerging Markets Equity	13,998,379	—	—	—	900,274	14,898,653	1,765,243	—	—
Transamerica Floating Rate	53,567,771	998,552	—	—	(718,817)	53,847,506	6,029,956	998,552	—
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Moderate VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2025	Shares as of March 31, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Global Allocation Liquidating Trust	$7,038	$—	$—	$—	$—	$7,038	6,235	$—	$—
Transamerica High Yield Bond	434,964,283	7,691,273	—	—	(6,492,552)	436,163,004	54,114,517	7,691,273	—
Transamerica International Equity	167,633,417	—	—	—	16,267,873	183,901,290	8,257,804	—	—
Transamerica International Focus	204,563,523	—	—	—	(631,369)	203,932,154	31,568,445	—	—
Transamerica International Small Cap Value	134,958,597	—	—	—	10,167,457	145,126,054	9,591,940	—	—
Transamerica Janus Mid- Cap Growth VP	13,964,086	—	—	—	(598,643)	13,365,443	424,569	—	—
Transamerica JPMorgan Enhanced Index VP	980,471,139	—	(14,383,122)	5,427,690	(52,027,697)	919,488,010	33,804,706	—	—
Transamerica Large Cap Value	338,197,066	1,003,365	—	—	3,742,839	342,943,270	23,457,132	1,003,365	—
Transamerica Long Credit	259,256,866	3,392,291	—	—	2,224,646	264,873,803	28,298,483	3,392,291	—
Transamerica Mid Cap Growth	610,548	—	—	—	(50,979)	559,569	59,975	—	—
Transamerica Mid Cap Value Opportunities	13,628,311	—	—	—	295,152	13,923,463	1,283,269	—	—
Transamerica Small Cap Value	183,277	—	—	—	(16,695)	166,582	37,101	—	—
Transamerica Strategic Income	54,277,471	1,381,767	—	—	(536,014)	55,123,224	6,372,627	785,520	—
Transamerica T. Rowe Price Small Cap VP	667,537	—	—	—	(54,372)	613,165	53,834	—	—
Transamerica WMC US Growth VP	591,313,338	—	—	—	(64,389,327)	526,924,011	14,058,805	—	—
Total	$4,704,577,704	$20,320,031	$(124,958,964)	$3,553,939	$(64,238,179)	$4,539,254,531	366,738,009	$19,723,784	$—

(D)	Restricted security. At March 31, 2025, the total value of such securities held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$64,152	$7,038	0.0%(I)

(E)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of the securities is $63,437,174.
(F)	Rate disclosed reflects the yield at March 31, 2025.
(G)
There were no transfers in or out of Level 3 during the period ended March 31, 2025. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
(I)	Percentage rounds to less than 0.1% or (0.1)%.
CURRENCY ABBREVIATION(S):
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
JPY	Japanese Yen
PORTFOLIO ABBREVIATION(S):
ASX	Australian Securities Exchange
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
EAFE	Europe, Australasia and Far East
STOXX	Deutsche Börse Group & SIX Group Index
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Moderate VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
PORTFOLIO ABBREVIATION(S) (continued):
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Moderate VP

NOTES TO SCHEDULE OF INVESTMENTS
At March 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica JPMorgan Asset Allocation - Moderate VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at March 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Moderate VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust